Operating segments	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Operating segments
15.	Operating segments
Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Banking and Markets and Global Wealth Management. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3 of the Bank’s audited consolidated financial statements in the 2020 Annual Report. Notable accounting measurement differences are:

•
tax normalization adjustments related to the
gross-up
of income from associated corporations. This adjustment normalizes the effective tax rate in the divisions to better present the contribution of the associated companies to the divisional results.

•
the grossing up of
tax-exempt
net interest income and
non-interest
income to an equivalent
before-tax
basis for those affected segments. This change in measurement enables comparison of net interest income and non-interest
income arising from taxable and
tax-exempt
sources.

Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

	For the three months ended July 31, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,030	$1,586	$160	$363	$78	$4,217
Non-interest income (3)(4)	765	776	1,175	890	(66)	3,540
Total revenues	2,795	2,362	1,335	1,253	12	7,757
Provision for credit losses	69	339	(1)	(27)	–	380
Non-interest expenses	1,267	1,299	812	620	99	4,097
Provision for income taxes	380	160	132	147	(81)	738
Net income	$1,079	$564	$392	$513	$(6)	$2,542
Net income attributable to non-controlling interests in subsidiaries	$–	$78	$2	$–	$1	$81
Net income attributable to equity holders of the Bank	$1,079	$486	$390	$513	$(7)	$2,461
Average assets ($ billions)	$384	$191	$29	$401	$143	$1,148
Average liabilities ($ billions)	$317	$146	$46	$373	$194	$1,076
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $74 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $23, International Banking – $52, Global Wealth Management – $3, and Other – $ (5) .

	For the three months ended April 30, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$1,934	$1,662	$152	$350	$78	$4,176
Non-interest income (3)(4)	690	716	1,156	907	91	3,560
Total revenues	2,624	2,378	1,308	1,257	169	7,736
Provision for credit losses	145	396	(2)	(43)	–	496
Non-interest expenses	1,229	1,294	802	633	84	4,042
Provision for income taxes	323	181	134	150	(46)	742
Net income	$927	$507	$374	$517	$131	$2,456
Net income attributable to non-controlling interests in subsidiaries	$–	$87	$2	$–	$1	$90
Net income attributable to equity holders of the Bank	$927	$420	$372	$517	$130	$2,366
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	–	(1)	–	–	–	(1)
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	927	421	372	517	130	2,367
Average assets ($ billions)	$372	$194	$28	$399	$158	$1,151
Average liabilities ($ billions)	$311	$149	$45	$398	$177	$1,080
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $76 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $26, International Banking – $53, Global Wealth Management – $4, and Other – $30.
(5)	Refer to Note 20 for closed divestitures impacting the current period.

	For the three months ended July 31, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$1,930	$1,906	$145	$375	$(103)	$4,253
Non-interest income (3)(4)	570	664	990	1,170	87	3,481
Total revenues	2,500	2,570	1,135	1,545	(16)	7,734
Provision for credit losses	752	1,278	1	149	1	2,181
Non-interest expenses	1,172	1,390	700	620	136	4,018
Provision for income taxes	147	(70)	110	176	(132)	231
Net income	$429	$(28)	$324	$600	$(21)	$1,304
Net income attributable to non-controlling interests in subsidiaries	$–	$(54)	$3	$–	$–	$(51)
Net income attributable to equity holders of the Bank	$429	$26	$321	$600	$(21)	$1,355
Average assets ($ billions)	$359	$216	$26	$416	$190	$1,207
Average liabilities ($ billions)	$283	$162	$40	$414	$237	$1,136
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $65 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $9, International Banking – $47, Global Wealth Management – $3, and Other – $(17).

	For the nine months ended July 31, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$5,948	$5,036	$467	$1,071	$222	$12,744
Non-interest income (3)(4)	2,119	2,265	3,566	2,775	96	10,821
Total revenues	8,067	7,301	4,033	3,846	318	23,565
Provision for credit losses	429	1,260	1	(50)	–	1,640
Non-interest expenses	3,700	3,995	2,431	1,867	354	12,347
Provision for income taxes	1,021	498	414	456	(207)	2,182
Net income	$2,917	$1,548	$1,187	$1,573	$171	$7,396
Net income attributable to non-controlling interests in subsidiaries	$–	$253	$7	$–	$1	$261
Net income attributable to equity holders of the Bank	$2,917	$1,295	$1,180	$1,573	$170	$7,135
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	–	2	–	–	–	2
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	2,917	1,293	1,180	1,573	170	7,133
Average assets ($ billions)	$375	$195	$28	$398	$156	$1,152
Average liabilities ($ billions)	$311	$149	$44	$386	$191	$1,081
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $219 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $69, International Banking – $154, Global Wealth Management – $10, and Other – $10.
(5)	Refer to Note 20 for closed divestitures impacting the current period.

	For the nine months ended July 31, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$5,884	$5,818	$431	$1,085	$(156)	$13,062
Non-interest income (3)(4)	1,849	2,444	2,988	3,087	401	10,769
Total revenues	7,733	8,262	3,419	4,172	245	23,831
Provision for credit losses	1,743	2,877	4	328	1	4,953
Non-interest expenses	3,625	4,519	2,152	1,890	613	12,799
Provision for income taxes	607	127	326	459	(394)	1,125
Net income	$1,758	$739	$937	$1,495	$25	$4,954
Net income attributable to non-controlling interests in subsidiaries	$–	$22	$8	$–	$(27)	$3
Net income attributable to equity holders of the Bank	$1,758	$717	$929	$1,495	$52	$4,951
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	–	58	–	–	–	58
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	1,758	659	929	1,495	52	4,893
Average assets ($ billions)	$357	$208	$26	$420	$156	$1,167
Average liabilities ($ billions)	$271	$155	$38	$376	$257	$1,097
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $208 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $41, International Banking – $205, Global Wealth Management – $10, and Other – $(63).
(5)	Refer to Note 37 in the Bank’s 2020 Annual Report for details on divested operations.